OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule Of Other Payables And Accrued Expenses [Table Text Block]
	December 31,
	2012	2013

Vacation accrual	$2,476	$2,990
Royalties provision	420	500
Other employees and payroll accruals	3,542	4,112
Government authorities	385	667
Accrued expenses	7,877	9,351
Others	362	338

	$15,062	$17,958